FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Liquidity (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Corporate cash and financial assets	$ 464	$ 273
Availability under committed credit facilities(2)	3,475	2,475
Draws on credit facility	(1,131)	(820)
Deposit from parent	(545)	0
Commitments under credit facility	(63)	(54)
Corporate liquidity	$ 2,200	$ 1,874